Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Share Capital

Equity share capital	2021		2020
	Ordinary Shares of € 0.32 each (i)	Income Shares of € 0.02 each	Ordinary Shares of € 0.32 each (i)	Income Shares of € 0.02 each
Authorised
At 1 January ($m)	491	28	491	28
Cancellation of Income Shares (ii)	-	(28)	-	-
At 31 December ($m)	491	-	491	28

Number of Shares at 1 January (millions)	1,250	1,250	1,250	1,250
Cancellation of Income Shares (ii)	-	(1,250)	-	-
Number of Shares at 31 December (millions)	1,250	-	1,250	1,250

Allotted, called-up and fully paid
At 1 January ($m)	317	16	319	16
Cancellation of Income Shares (ii)	-	(16)	-	-
Cancellation of Treasury Shares (iii)	(8)	-	(2)	-
At 31 December ($m)	309	-	317	16

The movement in the number of shares (expressed in millions) during the financial year was as follows:

At 1 January	795	795	799	799
Cancellation of Income Shares (ii)	-	(795)	-	-
Cancellation of Treasury Shares (iii)	(21)	-	(4)	(4)
At 31 December	774	-	795	795

(i)	The Ordinary Shares represent 99.53% of the total issued share capital as at 31 December 2021 (2020: 93.71%).

(ii)
The Income Shares were cancelled with effect from 9 February 2021 pursuant to a resolution approved by the Shareholders at an extraordinary general meeting of the Company held on 9 February 2021 (2020: Income Shares represented 5.86% of the total issued share capital).

(iii)
During 2021, 21,000,000 Ordinary Shares (2020: 4,500,000 Ordinary Shares including Income Shares) were cancelled. The amount paid to repurchase these shares was initially recognised in Treasury Shares/own shares and was transferred to retained income on cancellation.

Summary of Preference Share Capital

Preference share capital	5 % Cumulative Preference Shares of € 1.27 each		7% ‘A’ Cumulative Preference Shares of € 1.27 each
	Number of Shares ‘000s	$m	Number of Shares ‘000s	$m
Authorised
At 1 January 2021 and 31 December 2021	150	-	872	1

Allotted, called-up and fully paid
At 1 January 2021 and 31 December 2021	50	-	872	1

Summary of Treasury Shares/Own Shares

Treasury Shares/own shares	2021 $m	2020 $m
At 1 January	(386)	(360)
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	117	65
Shares acquired by CRH plc (Treasury Shares) (i)	(880)	(220)
Shares acquired by Employee Benefit Trust (own shares)	(16)	(29)
Treasury Shares/own shares reissued (ii)	19	8
Cancellation of Treasury Shares	951	150
At 31 December	(195)	(386)
Notes (i) to (ii) are set out overleaf.

Summary of Treasury Shares
The movement in the number of Treasury Shares/own shares during the financial year is outlined in the table below (2020: includes Income Shares):

	Number of shares
	2021	2020
At 1 January	10,320,739	10,236,356
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	(3,254,236)	(2,180,467)
Shares acquired by CRH plc (Treasury Shares) (i)	17,829,602	5,951,146
Shares acquired by Employee Benefit Trust (own shares)	345,981	1,070,225
Treasury Shares/own shares reissued (ii)	(521,523)	(256,521)
Cancellation of Treasury Shares	(21,000,000)	(4,500,000)
At 31 December	3,720,563	10,320,739

Split of Treasury Shares/own shares (iii)
Treasury Shares	3,476,859	10,087,161
Own shares	243,704	233,578
	3,720,563	10,320,739

(i)
During 2021, CRH repurchased a total of
17,829,602
Ordinary Shares returning a further $0.9 billion of cash to shareholders. This brings total cash returned to shareholders under the share buyback programme (‘the Programme’) to $2.9 billion since its commencement in May 2018.

(ii)	These reissued Treasury Shares were previously purchased at an average price of $37.15 (2020: $32.45).

(iii)
As at the balance sheet date, the nominal value of the Treasury Shares and own shares was
€
1.1 million and
€
0.1 million respectively (2020:
€
3.4 million and
€
0.1 million respectively). Dividends have been waived by the Trustees of the own shares.

Summary of Ordinary Shares Repurchased

	2021		2020
	Number of Shares	$m	Number of Shares	$m
Ordinary Shares repurchased during the period (Treasury Shares)	17,829,602	880	5,951,146	220
Financial liability as at 31 December		281		-
Total		1,161		220
At 31 December 2021 a financial liability of $281 million (2020: $nil million) was included in other payables in respect of the latest phase of the Programme which was entered into with Sociéte Générale. This phase will end no later than 30 March 2022.

Summary of Share Premium

Share premium	2021 $m	2020 $m
At 1 January	7,493	7,493
Reduction of share premium (iv)	(7,493)	-
At 31 December	-	7,493

(iv)
Pursuant to a special resolution approved by shareholders at the Annual General Meeting of the Company held on 29 April 2021 and the subsequent order of the High Court of Ireland made on 3 June 2021, the capital of the Company was reduced by the entire amount standing to the credit of the Company’s share premium account as at 31 December 2020, with the reserve resulting from the reduction being treated as profits available for distribution as defined by Section 117 of the Companies Act 2014. A copy of the aforementioned order of the High Court was filed with the Companies Registration Office in Ireland on 3 June 2021.